Consolidated Balance Sheet - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks	$ 97,172,000	$ 92,874,000
Federal funds sold	22,322,000	19,543,000
Cash and cash equivalents	119,494,000	112,417,000
Equity securities, at fair value	818,000	609,000
Investment securities available for sale, at fair value	170,199,000	114,360,000
Loans held for sale	1,051,000	878,000
Loans:
Loans	981,691,000	1,104,085,000
Less: allowance for loan and lease losses	14,342,000	13,459,000
Net loans	967,349,000	1,090,626,000
Premises and equipment, net	17,272,000	18,333,000
Goodwill	15,071,000	15,071,000
Core deposit intangibles	1,403,000	1,724,000
Bank-owned life insurance	17,060,000	16,938,000
Other real estate owned	6,992,000	7,387,000
Accrued interest receivable and other assets	14,297,000	13,636,000
TOTAL ASSETS	1,331,006,000	1,391,979,000
LIABILITIES
Noninterest-bearing demand	334,171,000	291,347,000
Interest-bearing demand	196,308,000	195,722,000
Money market	177,281,000	198,493,000
Savings	260,125,000	243,888,000
Time	198,725,000	295,750,000
Total deposits	1,166,610,000	1,225,200,000
Other borrowings	12,901,000	17,038,000
Accrued interest payable and other liabilities	6,160,000	5,931,000
TOTAL LIABILITIES	1,185,671,000	1,248,169,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 7,330,548 and 7,308,685 shares issued; 5,888,737 and 6,379,323 shares outstanding	87,131,000	86,886,000
Retained earnings	83,971,000	69,578,000
Accumulated other comprehensive income	3,462,000	4,284,000
Treasury stock, at cost; 1,441,811 and 929,362 shares	(29,229,000)	(16,938,000)
TOTAL STOCKHOLDERS' EQUITY	145,335,000	143,810,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,331,006,000	1,391,979,000
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans:
Loans	111,470,000	103,121,000
Less: allowance for loan and lease losses	1,836,000	1,342,000
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans:
Loans	283,618,000	309,424,000
Less: allowance for loan and lease losses	7,431,000	6,817,000
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans:
Loans	31,189,000	39,562,000
Less: allowance for loan and lease losses	454,000	461,000
Residential Portfolio Segment [Member]
Loans:
Loans	240,089,000	233,995,000
Less: allowance for loan and lease losses	1,740,000	1,683,000
Commercial And Industrial [Member]
Loans:
Loans	148,812,000	232,044,000
Less: allowance for loan and lease losses	882,000	1,353,000
Home Equity Lines of Credit [Member]
Loans:
Loans	104,355,000	112,543,000
Less: allowance for loan and lease losses	1,452,000	1,405,000
Construction and Other [Member]
Loans:
Loans	54,148,000	63,573,000
Less: allowance for loan and lease losses	533,000	378,000
Consumer Portfolio Segment [Member]
Loans:
Loans	8,010,000	9,823,000
Less: allowance for loan and lease losses	$ 14,000	$ 20,000